EMPLOYEE BENEFITS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Current	$ 7,501	$ 6,669
Non-current	87,359	77,634
Total	94,860	84,303
Opening balance	84,303	94,325
Current service cost	6,840	5,979
Interest cost	4,863	4,367
(Gains) losses from changes in actuarial assumptions	0	22
Actuarial gains and losses arising from experience	(4,643)	743
Benefits paid	(5,064)	(7,152)
Increase (decrease) for foreign currency exchange rates changes	8,561	(13,981)
Closing balance	$ 94,860	$ 84,303